Private Placement	4 Months Ended	7 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public offering, the Sponsors and EarlyBirdCapital purchased 3,250,000 Private Warrants (2,750,000 private warrants by our Sponsors and/or their designees and 500,000 Private Warrants by EarlyBirdCapital and/or its designees) at a price of $1.00 per Private Warrant. The proceeds from the private placement of the Private Warrants were added to the proceeds of the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public offering, the Sponsors and EarlyBirdCapital purchased 3,250,000 Private Warrants (2,750,000 private warrants by our Sponsors and/or their designees and 500,000 Private Warrants by EarlyBirdCapital and/or its designees) at a price of $1.00 per Private Warrant. The proceeds from the private placement of the Private Warrants were added to the proceeds of the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).